Shareholder Report, Average Annual Return (Details)		12 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 29, 2026
C000234173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP
Average Annual Return, Percent	[1],[2]	5.08%	4.91%
C000234177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP
Average Annual Return, Percent	[3],[4]	11.36%	7.00%
C000234181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP
Average Annual Return, Percent	[5],[6]	6.39%	4.02%
Without Sales Load [Member] | C000234172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Bond Fund (Class I/SHCDX) at NAV
Average Annual Return, Percent	[7]	9.55%		3.19%	4.60%
Without Sales Load [Member] | C000234173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at NAV
Average Annual Return, Percent	[8]	9.31%	5.88%
Without Sales Load [Member] | C000234177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at NAV
Average Annual Return, Percent	[9]	15.69%	8.00%
Without Sales Load [Member] | C000234176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Emerging Markets Debt Income Fund (Class I/SHMDX) at NAV
Average Annual Return, Percent	[10]	16.06%		3.47%	4.41%
Without Sales Load [Member] | C000234180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Local Markets Fund (Class I/SHLMX) at NAV
Average Annual Return, Percent	[11]	10.76%		1.10%	2.32%
Without Sales Load [Member] | C000234181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at NAV
Average Annual Return, Percent	[12]	10.54%	4.99%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent		3.26%	0.90%	(1.58%)		0.74%
J P Morgan CEMBI Broad Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified Index
Average Annual Return, Percent		7.86%	5.78%	2.75%		4.36%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent		13.66%	6.65%	2.59%		3.99%
J P Morgan GBI EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent		10.63%	6.14%	1.84%		3.25%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[5]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[8]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[9]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[10]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[11]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.